Hoya Capital Housing ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Home Building Products & Materials - 15.9%
A.O. Smith Corporation	3,642	$304,617
Beacon Roofing Supply, Inc.(a)	3,411	331,072
Builders FirstSource, Inc.(a)	2,083	334,926
Carrier Global Corporation	5,434	343,374
Cavco Industries, Inc.(a)	991	353,985
Century Communities, Inc.	3,865	326,245
Eagle Materials, Inc.	1,561	362,761
Installed Building Products, Inc.	1,904	403,343
Leggett & Platt, Inc.	11,885	137,866
Lennox International, Inc.	672	337,747
LGI Homes, Inc.(a)	2,313	222,048
Louisiana-Pacific Corporation	4,589	420,719
Masco Corporation	4,680	327,226
Owens Corning	2,115	382,963
PotlatchDeltic Corporation	5,882	251,338
Rayonier, Inc.	8,978	269,519
Simpson Manufacturing Company, Inc.	1,725	286,212
Skyline Champion Corporation(a)	4,710	327,863
TopBuild Corporation(a)	939	392,455
Watsco, Inc.	703	333,855
Weyerhaeuser Company	8,694	261,081
		6,711,215

Home Furnishings & Home Goods - 14.5%
Amazon.com, Inc.(a)	1,991	351,292
American Woodmark Corporation(a)	3,925	337,982
AZEK Company, Inc.(a)	9,202	441,328
Costco Wholesale Corporation	490	396,846
Floor & Decor Holdings, Inc. - Class A(a)	3,198	373,718
La-Z-Boy, Inc.	9,091	341,094
Masterbrand, Inc.(a)	22,197	370,912
Mohawk Industries, Inc.(a)	3,411	415,903
PPG Industries, Inc.	2,097	275,567
RH (a)	1,066	289,877
Sherwin-Williams Company	1,047	318,079
Sleep Number Corporation(a)	25,587	386,875
Tempur Sealy International, Inc.	7,229	371,281
Trex Company, Inc.(a)	4,240	366,675
Wayfair, Inc. - Class A(a)	5,946	353,728
Whirlpool Corporation	2,638	245,413
Williams-Sonoma, Inc.	1,593	467,100
		6,103,670

Home Improvement Retailers - 5.8%
Home Depot, Inc.	3,620	1,212,230
Lowe's Companies, Inc.	5,580	1,234,798
		2,447,028

Homebuilders - 15.3%
DR Horton, Inc.	4,360	644,408
KB Home	10,422	735,793
Lennar Corporation - Class A	4,359	698,966
Meritage Homes Corporation	3,922	691,645
NVR, Inc.(a)	88	675,904
PulteGroup, Inc.	6,331	742,753
Taylor Morrison Home Corporation(a)	12,391	716,572
Toll Brothers, Inc.	6,502	790,903
Tri Pointe Homes, Inc.(a)	18,966	734,553
		6,431,497

Mortgage Lenders & Servicers - 11.0%
AGNC Investment Corporation	27,850	267,081
Annaly Capital Management, Inc.	13,853	272,904
Arbor Realty Trust, Inc.	20,150	275,652
Bank of America Corporation	8,281	331,157
Chimera Investment Corporation	16,245	193,319
Citizens Financial Group, Inc.	9,138	322,480
JPMorgan Chase & Company	1,605	325,221
PennyMac Mortgage Investment Trust	17,684	241,917
PNC Financial Services Group, Inc.	1,919	302,031
Rithm Capital Corporation	24,296	272,358
Rocket Companies, Inc. - Class A(a)	27,444	381,472
Starwood Property Trust, Inc.	12,481	242,631
Truist Financial Corporation	7,777	293,582
Two Harbors Investment Corporation	17,761	228,229
UWM Holdings Corporation	43,629	321,546
Wells Fargo & Company	5,766	345,499
		4,617,079

Property, Title & Mortgage Insurance - 5.5%
Allstate Corporation	1,819	304,719
Fidelity National Financial, Inc.	5,484	276,174
First American Financial Corporation	4,299	238,939
MGIC Investment Corporation	14,140	296,940
Old Republic International Corporation	8,570	272,355
Progressive Corporation	1,518	320,571
Radian Group, Inc.	9,643	301,247
Travelers Companies, Inc.	1,403	302,627
		2,313,572

Real Estate Technology, Brokerage & Services - 3.7%
Anywhere Real Estate, Inc.(a)	50,232	204,444
CoStar Group, Inc.(a)	2,949	230,523
Matterport, Inc.(a)	94,113	414,097
RE/MAX Holdings, Inc. - Class A	26,498	214,369
Redfin Corporation(a)	37,558	241,874
Zillow Group, Inc. - Class C(a)	6,406	262,326
		1,567,633

Residential REITs & Real Estate Operators - 28.0%(c)
American Homes 4 Rent - Class A	15,429	556,061
Apartment Income REIT Corporation	18,508	717,185
AvalonBay Communities, Inc.	3,236	623,512
Camden Property Trust	6,301	646,798
CubeSmart	14,196	600,633
Equity LifeStyle Properties, Inc.	7,956	499,398
Equity Residential	9,844	640,155
Essex Property Trust, Inc.	2,598	674,934
Extra Space Storage, Inc.	4,317	624,972
Independence Realty Trust, Inc.	41,555	693,969
Invitation Homes, Inc.	16,666	579,810
Mid-America Apartment Communities, Inc.	4,546	607,846
NexPoint Residential Trust, Inc.	18,240	668,861
Public Storage	2,149	588,461
Sun Communities, Inc.	4,477	528,241
UDR, Inc.	16,850	650,747
UMH Properties, Inc.	39,420	596,030
Ventas, Inc.	12,414	623,928
Welltower, Inc.	6,227	645,553
		11,767,094
TOTAL COMMON STOCKS (Cost $38,080,145)		41,958,788

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 5.24%(b)	101,862	101,862
TOTAL SHORT-TERM INVESTMENTS (Cost $101,862)		101,862

TOTAL INVESTMENTS - 99.9% (Cost $38,182,007)		$42,060,650
Other Assets in Excess of Liabilities - 0.1%		29,458
TOTAL NET ASSETS - 100.0%		$42,090,108

Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(c)
The Fund’s Index, and consequently the Fund, is expected to concentrate its investments in the U.S. residential housing industry. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Hoya Capital Housing ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$41,958,788	$–	$–	$41,958,788
Short-Term Investments	101,862	–	–	101,862
Total Assets	$42,060,650	$–	$–	$42,060,650

Refer to the Schedule of Investments for breakout of investments by sector classifications. For the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.